Income Tax (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax [Abstract]
Schedule of Net Profit (Loss) Before the Provision for Income Taxes	The components of the net profit (loss) before the provision for income taxes from continuing operation were as follows:
	Years ended December 31,
	2023	2022	2021
Israel	(15,492)	(13,658)	(4,092)
Foreign	(55)	(875)	231

Total	(15,547)	(14,533)	(3,861)

Schedule of Provision for Income Taxes	The provision for income taxes was as follows:
Years ended December 31,
	2023	2022	2021
Current:
Israel	-	-	-
Foreign	-	-	-

Total current income tax expense (benefit)	-	-	-

Deferred:
Israel	-	-	-
Foreign	-	-	-

Total deferred income tax expense (benefit)	-	-	-

Total provision for income taxes	-	-	-

Schedule of Company’s Theoretical Income Tax Expense at the Israeli Statutory Rate	A reconciliation of the Company’s theoretical income tax expense at the Israeli statutory rate of 23% to actual income tax expense is as follows:
	Years ended December 31,
	2023	2022	2021
Theoretical income tax benefit	(3,576)	(3,343)	(888)
Foreign tax rate differentials	(2)	(16)	5
Reduced tax rate for preferred enterprises	-	-	-
Non-deductible expenses	195	613	465
Change in valuation allowance	3,417	1,507	1,074
Foreign exchange impact	(34)	1,239	(656)

Total	-	-	-

Schedule of Company’s Deferred Tax Assets and Liabilities Including the Discontinued Operation	The following table presents the significant components of the Company’s deferred tax assets and liabilities including the discontinued operation:
	Years ended December 31,
	2023	2022	2021
Deferred tax assets:
Net operating loss carryforwards	7,468	4,158	2,675
Research and development expenses	467	812	924
Accruals and reserves	120	138	139
Shared-based compensations	1,821	1,554	1,524
Financial income	684	793	1
Fixed asset	10	7	8
Gross deferred tax assets	10,570	7,462	5,271
Valuation allowance	(7,850)	(4,433)	(2,926)
Total deferred tax assets	2,720	3,029	2,345

Deferred tax liabilities:
Leases	(1)	(31)	(2)
Financial instruments	(2,534)	(2,797)	(2,222)
Intercompany interest	-	-	(46)
Financial expenses	-	(16)	-
Other	(185)	(185)	(75)
Gross deferred tax liabilities	(2,720)	(3,029)	(2,345)

Deferred tax assets (liabilities), net	-	-	-

Schedule of Company’s Roll Forward of the Valuation Allowance	The Company’s roll forward of the valuation allowance is as follows:
	Balance at the beginning of the fiscal year	Additions (charged) credited to expenses)	Balance at the end of the fiscal year
Valuation allowance on deferred tax assets:
Fiscal year ended December 31, 2021	(1,852)	(1,074)	(2,926)
Fiscal year ended December 31, 2022	(2,926)	(1,507)	(4,433)
Fiscal year ended December 31, 2023	(4,433)	(3,417)	(7,850)